Fair value (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value of financial assets and liabilities [abstract]
Disclosure of fair value measurement of assets [text block]

	Carrying value			Fair value
in 000€	2021	2020	2019	2021	2020	2019
Financial assets
Financial assets measured at amortized cost
Trade receivables (current)	41,541	30,871	40,977	41,541	30,871	40,977
Other financial assets (non-current)	2,696	712	580	2,696	712	580
Other current non-trade receivables	1,696	1,618	1,676	1,696	1,618	1,676
Cash & cash equivalents	196,028	111,538	128,897	196,028	111,538	128,897
Total financial assets measured at amortised cost	241,961	144,739	172,130	241,961	144,739	172,130
Financial assets at fair value through profit or loss
Derivatives	1,770	23	9
Convertible loan	3,560	6,203	2,750
Total financial assets measured at fair value through profit and loss	5,330	6,226	2,759
Financial assets at fair value through OCI
Non-listed equity investments	399	3,842	3,046
Total financial assets at fair value through OCI	399	3,842	3,046

Disclosure of fair value measurement of liabilities [text block]

	Carrying value			Fair value
in 000€	2021	2020	2019	2021	2020	2019
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	99,108	115,110	127,939	100,417	116,843	128,930
Trade payables	20,171	17,698	18,517	20,171	17,698	18,517
Other liabilities excl. written put option on NCI	485	1,276	3,187	485	1,275	3,187
Total financial liabilities measured at amortized cost	119,764	134,084	149,643	121,073	135,816	150,634
Financial liabilities measured at fair value
Contingent consideration	—	—	—	—	—	—
Cash settled share based payments	147	1,223	—
Written put option on NCI	—	875	875
Derivatives	118	140	478
Total financial liabilities measured at fair value	265	2,238	1,353
Total non-current	79,905	98,543	112,549
Total current	40,124	37,779	38,447

Disclosure of financial assets at fair value through profit or loss [text block]

Convertible Loans Ditto & Fluidda	Fair Value Evolution
in 000€	2021	2020	2019
As at 1 January	6,203	2,750	—
Addition	—	2,830	2,500
Remeasurement	—	316	—
Capitalized interests	—	307	250
Reimbursement Ditto convertible loan	(2,643)	—	—
As at 31 December	3,560	6,203	2,750

Disclosure of financial liabilities at fair value through profit or loss [text block]

Written Put Option on NCI RapdFit+	Fair Value Evolution
in 000€	2021	2020	2019
As at 1 January	875	875	845
Remeasurement	—	—	30
Payout put-option PMV	(875)	—	—
As at 31 December	—	875	875